AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 94.5%
Communication Services - 1.8%
Liberty Latin America, Ltd., Class C*	1,193,301	$12,899,584
Yelp, Inc.*	77,328	2,670,909

Total Communication Services		15,570,493
Consumer Discretionary - 4.0%
Murphy USA, Inc.	172,939	34,010,184
Consumer Staples - 9.2%
BJ's Wholesale Club Holdings, Inc.*	499,018	30,674,636
Hostess Brands, Inc.*	1,160,853	23,820,704
Ingles Markets, Inc., Class A	188,254	14,482,380
Whole Earth Brands, Inc.*,1	1,046,694	9,922,659

Total Consumer Staples		78,900,379
Energy - 4.7%
Centennial Resource Development, Inc., Class A*	1,254,183	9,795,169
Evolution Petroleum Corp.	666,012	3,829,569
HollyFrontier Corp.	315,573	11,095,547
SM Energy Co.	275,883	9,051,721
World Fuel Services Corp.	240,806	6,793,137

Total Energy		40,565,143
Financials - 14.0%
American Equity Investment Life Holding Co.	576,061	23,699,150
Axis Capital Holdings, Ltd. (Bermuda)	371,975	21,195,136
Cannae Holdings, Inc.*	999,927	29,867,820
eHealth, Inc.*	54,698	1,195,151
Genworth Financial, Inc., Class A*	3,522,317	13,737,036
White Mountains Insurance Group, Ltd.	28,639	29,812,053

Total Financials		119,506,346
Health Care - 8.3%
Computer Programs and Systems, Inc.*	466,919	13,223,146
Haemonetics Corp.*	174,179	8,421,555
MEDNAX, Inc.*	339,301	8,295,909
Patterson Cos., Inc.	427,447	12,263,454
Premier, Inc., Class A	750,671	28,690,646

Total Health Care		70,894,710
Industrials - 30.7%
Air Transport Services Group, Inc.*	1,312,125	35,230,556
Alight, Inc., Class A*,1	1,570,467	15,170,711
Argan, Inc.	333,185	12,377,823
Armstrong World Industries, Inc.	161,600	16,001,632
Atkore, Inc.*	147,612	15,909,621
Barrett Business Services, Inc.	76,699	4,908,736
Colfax Corp.*	165,349	6,799,151
	Shares	Value

Comfort Systems USA, Inc.	251,138	$22,547,170
CoreCivic, Inc.*	1,692,013	17,106,251
GMS, Inc.*	220,861	11,303,666
GrafTech International, Ltd.	1,408,102	14,756,909
Harsco Corp.*	471,758	7,406,601
McGrath RentCorp	233,780	17,816,374
MSC Industrial Direct Co., Inc., Class A	49,719	4,059,059
Park Aerospace Corp.	642,912	8,698,599
SP Plus Corp.*	563,264	15,872,780
UniFirst Corp.	131,915	25,075,722
Univar Solutions, Inc.*	292,116	7,741,074
Viad Corp.*	89,371	3,366,606

Total Industrials		262,149,041
Information Technology - 16.3%
ACI Worldwide, Inc.*	635,213	21,832,271
Avaya Holdings Corp.*	1,138,719	20,747,460
CDK Global, Inc.	432,933	18,603,131
Computer Services, Inc.	188,199	10,539,144
DXC Technology Co.*	439,868	13,231,229
ePlus, Inc.*	347,629	15,980,505
Ituran Location and Control, Ltd. (Israel)	408,781	9,835,271
NCR Corp.*	752,097	28,624,812

Total Information Technology		139,393,823
Materials - 3.2%
Axalta Coating Systems, Ltd.*	664,584	19,678,332
TriMas Corp.	230,739	8,020,488

Total Materials		27,698,820
Real Estate - 0.6%
Newmark Group, Inc., Class A	342,113	5,237,750
Utilities - 1.7%
Southwest Gas Holdings, Inc.	208,077	14,186,690

Total Common Stocks (Cost $638,299,345)		808,113,379
Short-Term Investments - 5.5%
Other Investment Companies - 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	30,727,953	30,727,953
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	15,829,552	15,829,552

Total Short-Term Investments (Cost $46,557,505)		46,557,505
Total Investments - 100.0% (Cost $684,856,850)		854,670,884

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
Value

Other Assets, less Liabilities - 0.0%#	$336,846
Net Assets - 100.0%	$855,007,730

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $8,072,442 or 0.9% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$808,113,379	—	—	$808,113,379
Short-Term Investments
Other Investment Companies	46,557,505	—	—	46,557,505
Total Investments in Securities	$854,670,884	—	—	$854,670,884

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$8,072,442	—	$7,889,378	$7,889,378
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-3.125%	02/17/22-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.